Share-Based Payment - Schedule of Activity Related to Stock Options (Details)	12 Months Ended
	Dec. 31, 2024 $ / shares	Dec. 31, 2023 $ / shares
Schedule of Activity Related to Stock Options [Abstract]
Number of stock options, Beginning Balance	27,775,946	24,864,535
Weighted Average Exercise Price, Beginning balance	$ 0.46	$ 0.55
Number of Stock Options, Granted	13,826,046	6,847,185
Weighted average exercise price, Granted	$ 0.09	$ 0.08
Number of Stock Options, Forfeited	(7,065,822)	(877,060)
Weighted average exercise price, Forfeited	$ 0.44	$ 0.58
Number of Stock Options, Exercised	(2,899,683)	(3,058,714)
Weighted average exercise price, Exercised	$ 0.05
Number of stock options, Ending Balance	31,636,487	27,775,946
Weighted average exercise price, Ending Balance	$ 0.35	$ 0.46
Number of Stock Options, Stock options exercisable at the end of year	11,551,492	16,488,779
Weighted average exercise price, Stock options exercisable at the end of year	$ 0.59	$ 0.29